Transactions and Balances with Related Parties (Schedule of Debts and Loans to Related and Interested Parties) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2010
Disclosure of transactions between related parties [line items]
Interest rate		3.50%	3.50%		3.43%
Linkage base		EURIBOR	EURIBOR
Dori Energy [Member]
Disclosure of transactions between related parties [line items]
Interest rate	[1]	8.10%
Linkage base		NIS+CPI
Debts and loans to related and intrested parites		€ 9,189	€ 13,025
Interest income recognized in statement of income		€ 1,130	€ 1,158	€ 1,243

[1]	See Note 6A